Summary of significant accounting policies - Narrative (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2019	Jan. 01, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	€ 4,825	€ 3,501
Lease liabilities	4,233	€ 3,574
Depreciation expense	354
Interest expense	€ 95
Minimum
Disclosure of quantitative information about right-of-use assets [line items]
Lease period	3 years
Lease period, option to renew	3 years
Maximum
Disclosure of quantitative information about right-of-use assets [line items]
Lease period	10 years
Lease period, option to renew	5 years